Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Preferred stock, shares authorized (in shares)	1,701,715	1,701,715	1,701,715
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock
Equity
Preferred stock, shares authorized (in shares)	371,715	371,715	371,715
Preferred stock, annual rate of dividend per share (in dollars per share)	$ 0.0484	$ 0.0484
Series A-1 Preferred Stock
Equity
Preferred stock, shares authorized (in shares)	1,330,000	1,330,000	1,330,000
Preferred stock, annual rate of dividend per share (in dollars per share)	$ 0.239	$ 0.239